Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	312,143,512.44	21,946
Yield Supplement Overcollateralization Amount 02/28/21	13,045,377.03	0
Receivables Balance 02/28/21	325,188,889.47	21,946
Principal Payments	19,328,187.30	741
Defaulted Receivables	418,840.57	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	11,906,135.86	0
Pool Balance at 03/31/21	293,535,725.74	21,183

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.68%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,568,627.51	133
Past Due 61-90 days	515,400.25	32
Past Due 91-120 days	138,542.34	7
Past Due 121+ days	0.00	0
Total	3,222,570.10	172

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.06%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	425,206.39
Aggregate Net Losses/(Gains) - March 2021	(6,365.82)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.02%
Prior Net Losses Ratio	-0.32%
Second Prior Net Losses Ratio	0.90%
Third Prior Net Losses Ratio	0.95%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average APR	3.50%
Weighted Average APR, Yield Adjusted	6.38%
Weighted Average Remaining Term	35.01

Flow of Funds	$ Amount
Collections	23,676,606.67
Investment Earnings on Cash Accounts	655.93
Servicing Fee	(270,990.74)
Transfer to Collection Account	-
Available Funds	23,406,271.86

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	718,290.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	8,423,520.26
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	3,993,608.46
(10) Collection Account Redeposits	-

Total Distributions of Available Funds	23,406,271.86
Servicing Fee	270,990.74
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 03/15/21	301,959,246.00
Principal Paid	18,607,786.70
Note Balance @ 04/15/21	283,351,459.30

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-3
Note Balance @ 03/15/21	182,339,246.00
Principal Paid	18,607,786.70
Note Balance @ 04/15/21	163,731,459.30
Note Factor @ 04/15/21	50.2243740%

Class A-4
Note Balance @ 03/15/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	89,060,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	30,560,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	804,876.70
Total Principal Paid	18,607,786.70
Total Paid	19,412,663.40

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	475,601.53
Principal Paid	18,607,786.70
Total Paid to A-3 Holders	19,083,388.23

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8043780
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.5962570
Total Distribution Amount	19.4006350

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4589004
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.0791003
Total A-3 Distribution Amount	58.5380007

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	452.69
Noteholders' Principal Distributable Amount	547.31

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	2,546,066.61
Investment Earnings	216.25
Investment Earnings Paid	(216.25)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$894,618.07	$1,106,903.65	$1,246,021.07
Number of Extensions	48	58	66
Ratio of extensions to Beginning of Period Receivables Balance	0.28%	0.32%	0.35%